Risk Management - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities
Available-for-sale securities		¥ 870,533	¥ 810,734
Securities at fair value through profit or loss
Securities at fair value through profit or loss		138,717	136,809
Total		2,954,779	2,653,350
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(2,680)	(2,529)
Derivative financial liabilities		(1,877)
Equity securities [member]
Available-for-sale securities
Available-for-sale securities		373,943	355,610
Debt securities [member]
Available-for-sale securities
Available-for-sale securities		496,590	455,124
Fair value [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	[1]	138,717	136,809
Total		988,614	926,706
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	[1]	(2,680)	(2,529)
Investment contracts at fair value through profit or loss		(9)	(12)
Derivative financial liabilities	[1]	(1,877)
Total		(4,566)	(2,541)
Fair value [member] | Quoted prices in active markets level 1 [member]
Securities at fair value through profit or loss
Total		329,243	305,172
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(2,680)	(2,529)
Investment contracts at fair value through profit or loss		(9)	(12)
Total		(2,689)	(2,541)
Fair value [member] | Significant observable inputs level 2 [member]
Securities at fair value through profit or loss
Total		480,123	474,435
Fair value [member] | Significant unobservable inputs level 3 [member]
Securities at fair value through profit or loss
Total		179,248	147,099
Liabilities measured at fair value
Derivative financial liabilities		(1,877)
Total		(1,877)
Fair value [member] | Equity securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		50,714	53,918
Fair value [member] | Equity securities [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		143,469	129,424
Securities at fair value through profit or loss
Securities at fair value through profit or loss		35,241	44,026
Fair value [member] | Equity securities [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		32,707	31,651
Fair value [member] | Equity securities [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		92,304	91,344
Securities at fair value through profit or loss
Securities at fair value through profit or loss		13,967	9,892
Fair value [member] | Equity securities [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities		31,348	40,327
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,506
Fair value [member] | Equity securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		53,479	42,027
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		113,750	105,326
Securities at fair value through profit or loss
Securities at fair value through profit or loss		34,392	42,475
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		92,260	91,319
Securities at fair value through profit or loss
Securities at fair value through profit or loss		13,891	9,825
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		34	28
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		15,871	8,637
Securities at fair value through profit or loss
Securities at fair value through profit or loss		849	896
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		44	25
Securities at fair value through profit or loss
Securities at fair value through profit or loss		76	67
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities		31,348	40,327
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,506
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		13,848	15,461
Securities at fair value through profit or loss
Securities at fair value through profit or loss			655
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		32,707	31,651
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		53,445	41,999
Fair value [member] | Debt securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		88,003	82,891
Fair value [member] | Debt securities [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		28,440	24,632
Securities at fair value through profit or loss
Securities at fair value through profit or loss		118	2,081
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		180,273	157,765
Securities at fair value through profit or loss
Securities at fair value through profit or loss		6,760	9,084
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		185,720	197,133
Securities at fair value through profit or loss
Securities at fair value through profit or loss		79,774	66,915
Fair value [member] | Debt securities [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		21,514	13,495
Fair value [member] | Debt securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		80,643	62,099
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,351	4,811
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		2,587	2,436
Securities at fair value through profit or loss
Securities at fair value through profit or loss		82	29
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		53,433	38,542
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,556	4,774
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		10,206	5,920
Securities at fair value through profit or loss
Securities at fair value through profit or loss		7,052	4,498
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		25,853	22,196
Securities at fair value through profit or loss
Securities at fair value through profit or loss		36	2,052
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		126,840	119,223
Securities at fair value through profit or loss
Securities at fair value through profit or loss		5,204	4,310
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		175,514	191,213
Securities at fair value through profit or loss
Securities at fair value through profit or loss		72,722	62,417
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		21,314	13,295
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		1,595	4,966
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,351	4,811
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		200	200
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		¥ 79,048	¥ 57,133

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.